UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22444

Western Asset High Yield Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

George P. Hoyt

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2022

WESTERN ASSET

HIGH YIELD DEFINED

OPPORTUNITY FUND INC. (HYI)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed-income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities.

The Fund has a limited term and as a fundamental policy intends to liquidate and distribute substantially all of its net assets to stockholders after making appropriate provisions for any liabilities of the Fund on or about September 30, 2025.

II	Western Asset High Yield Defined Opportunity Fund Inc.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset High Yield Defined Opportunity Fund Inc. for the six-month reporting period ended November 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

December 30, 2022

Western Asset High Yield Defined Opportunity Fund Inc.	III

Performance review

For the six months ended November 30, 2022, Western Asset High Yield Defined Opportunity Fund Inc. returned -2.06% based on its net asset value (“NAV”)i and 0.31% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index B Componentii and the Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index Caa Componentiii, returned -2.38% and -6.09%, respectively, for the same period. The Lipper High Yield Closed-End Funds Category Averageiv returned -1.83% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.57 per share. As of November 30, 2022, the Fund estimates that 93% of the distributions were sourced from net investment income and 7% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of November 30, 2022. Past performance is no guarantee of future results.

Performance Snapshot as of November 30, 2022 (unaudited)
Price Per Share	6-Month Total Return**
$12.75 (NAV)	-2.06	%†
$12.32 (Market Price)	0.31	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

*

These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV	Western Asset High Yield Defined Opportunity Fund Inc.

Performance review (cont’d)

Looking for additional information?

The Fund is traded under the symbol “HYI” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XHYIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset High Yield Defined Opportunity Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

December 30, 2022

RISKS: The Fund is a non-diversified, limited term, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks, including credit risk, inflation risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may invest in lower-rated high-yield bonds, commonly known as “junk bonds,” which are subject to greater liquidity and credit risk (risk of default) than higher-rated obligations. The Fund is also permitted purchases of equity securities. Equity securities generally have greater price volatility than fixed income securities. Investments in foreign securities involve risks, including the possibility of losses due to changes in currency exchange rates and negative developments in the political, economic, or regulatory structure of specific countries or regions. These risks are greater in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less

Western Asset High Yield Defined Opportunity Fund Inc.	V

developed and are less stable than those of more developed countries. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. The Fund may also invest in securities or engage in transactions that have the economic effects of leverage which can increase the risk and volatility of the Fund. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ii

The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index B Component is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index and is comprised of B-rated securities included in this index.

iii

The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index Caa Component is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index and is comprised of Caa-rated securities included in this index.

iv

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 9 funds in the Fund’s Lipper category.

VI	Western Asset High Yield Defined Opportunity Fund Inc.

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2022 and May 31, 2022 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report	1

Schedule of investments (unaudited)

November 30, 2022

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 89.0%
Communication Services — 14.0%
Diversified Telecommunication Services — 3.4%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,580,000	$1,291,358	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,840,000	1,506,739	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	4,440,000	2,985,613	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,440,000	1,140,293	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	2,080,000	1,641,411	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,430,000	1,386,936	(a)
Total Diversified Telecommunication Services				9,952,350
Entertainment — 0.4%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	990,000	421,612	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	750,000	774,720
Total Entertainment				1,196,332
Media — 5.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	5,620,000	4,384,808	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	720,000	537,329	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	1,440,000	1,071,842	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,230,000	1,130,056	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,127,000	2,024,053
DISH DBS Corp., Senior Notes	7.750%	7/1/26	3,310,000	2,777,471
DISH DBS Corp., Senior Notes	7.375%	7/1/28	1,870,000	1,382,304
DISH DBS Corp., Senior Notes	5.125%	6/1/29	2,460,000	1,623,600
Total Media				14,931,463
Wireless Telecommunication Services — 5.0%
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	6,280,000	3,992,526	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	2,320,000	1,469,859	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	4,288,000	4,549,182
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	155,607
Sprint LLC, Senior Notes	7.875%	9/15/23	3,160,000	3,232,490

See Notes to Financial Statements.

2	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Wireless Telecommunication Services — continued
Sprint LLC, Senior Notes	7.625%	3/1/26	530,000		$558,078
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	540,000		449,296	(a)
Total Wireless Telecommunication Services					14,407,038
Total Communication Services					40,487,183
Consumer Discretionary — 22.1%
Auto Components — 3.7%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,780,000		3,534,054	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	2,830,000		2,664,318
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	500,000		435,988
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	1,560,000		1,040,078	(a)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	3,150,000		3,048,271	(a)
Total Auto Components					10,722,709
Automobiles — 0.9%
Ford Motor Co., Senior Notes	3.250%	2/12/32	410,000		324,703
Ford Motor Credit Co. LLC, Senior Notes	3.096%	5/4/23	500,000		493,987
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	750,000		611,550	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,340,000		1,177,744	(a)
Total Automobiles					2,607,984
Diversified Consumer Services — 2.8%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	860,000	EUR	773,131	(b)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,080,000	EUR	970,909	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	600,000		450,900	(a)
Garda World Security Corp., Senior Notes	9.500%	11/1/27	776,000		719,153	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000		1,056,286
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	4,281,000		3,494,324	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,250,000		723,238	(a)
Total Diversified Consumer Services					8,187,941
Hotels, Restaurants & Leisure — 13.0%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,000,000	EUR	1,846,753	(a)
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	1,500,000		1,507,770	(a)

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Carnival Corp., Senior Notes	7.625%	3/1/26	3,070,000		$2,592,477	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,650,000		1,720,570	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	500,000		351,967	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,540,000		1,372,540	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	620,000		622,629	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	750,000		717,078
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	670,000		575,988
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,110,000		882,450	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	4,400,000		3,847,536	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,241,000		1,019,620	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	4,679,000		3,748,113	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	2,020,000		1,560,223	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,220,000		1,012,419	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	993,000		811,688	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,000,000	GBP	1,091,113	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	550,000	GBP	477,279	(b)
Sands China Ltd., Senior Notes	3.350%	3/8/29	1,430,000		1,168,146
Sands China Ltd., Senior Notes	4.875%	6/18/30	790,000		682,939
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	1,000,000		992,310	(a)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	800,000		719,883	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,550,000		1,648,640	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	450,000		360,695	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	1,590,000	GBP	1,537,390	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,580,000		1,311,400	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	2,340,000		1,870,444	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,460,000		1,465,198	(a)
Total Hotels, Restaurants & Leisure					37,515,258
Specialty Retail — 1.7%
Guitar Center Inc., Senior Secured Notes	8.500%	1/15/26	510,000		446,877	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	3,910,000		2,319,119	(a)

See Notes to Financial Statements.

4	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Specialty Retail — continued
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	490,000		$472,522	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000		463,118	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,340,000		1,284,229
Total Specialty Retail					4,985,865
Total Consumer Discretionary					64,019,757
Consumer Staples — 1.9%
Food & Staples Retailing — 0.4%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	1,120,000	GBP	1,104,036	(b)
Food Products — 1.2%
Bellis Finco PLC, Senior Notes	4.000%	2/16/27	750,000	GBP	648,852	(a)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	700,000		642,480	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,365,000		2,340,463	(a)
Total Food Products					3,631,795
Household Products — 0.3%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	915,000		901,650
Total Consumer Staples					5,637,481
Energy — 13.8%
Energy Equipment & Services — 0.3%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,000,000		896,400	(a)
Oil, Gas & Consumable Fuels — 13.5%
Apache Corp., Senior Notes	5.100%	9/1/40	760,000		626,118
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	900,000		853,456	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	750,000		757,725	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	180,000		175,355
Continental Resources Inc., Senior Notes	4.375%	1/15/28	130,000		119,695
Continental Resources Inc., Senior Notes	4.900%	6/1/44	550,000		414,945
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,380,000		952,200
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,500,000		996,167
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	2,460,000		1,798,875	(c)(d)

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,070,000	$935,126	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	2,510,000	2,114,675	(c)(d)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	520,000	457,639	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	530,000	535,300	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	110,000	92,736	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	740,000	685,907
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	810,000	928,574
MEG Energy Corp., Senior Notes	7.125%	2/1/27	770,000	783,675	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	790,000	828,696	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	760,000	742,953	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	196,000	198,942
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	690,000	663,525
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	530,000	535,459
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	440,000	440,585
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	540,000	528,517
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,000,000	1,033,208
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,240,000	1,220,618
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	530,000	511,821
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,540,000	4,139,921
Range Resources Corp., Senior Notes	5.000%	3/15/23	600,000	597,666
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	407,526
Range Resources Corp., Senior Notes	8.250%	1/15/29	440,000	459,567
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000	517,965	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	590,000	492,258	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	990,000	951,391	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	560,000	563,769
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	120,000	123,436

See Notes to Financial Statements.

6	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,970,000	$1,805,505	(a)
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	180,000	160,646
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	540,000	449,719
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	3,840,000	3,137,184
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	530,000	524,703
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000	364,731
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000	1,582,388
YPF SA, Senior Notes	8.500%	7/28/25	3,610,000	2,857,225	(a)
Total Oil, Gas & Consumable Fuels				39,068,092
Total Energy				39,964,492
Financials — 10.4%
Banks — 5.3%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	2,390,000	1,934,705	(a)(c)(d)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	380,000	365,750	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	520,000	501,800	(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	800,000	694,640	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	810,000	795,825	(a)(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,470,000	1,379,962	(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,330,000	1,355,809	(a)(c)(d)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	990,000	1,046,289	(d)

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,100,000	$2,023,976	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,410,000	2,329,270	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	880,000	832,292	(c)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,080,000	1,072,791	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,200,000	1,082,234	(a)(d)
Total Banks				15,415,343
Capital Markets — 2.5%
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,660,000	975,582	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	610,000	391,803	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,850,000	1,244,033	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	2,100,000	1,795,710	(a)(c)(d)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	1,290,000	1,268,005	(b)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,550,000	1,530,625	(a)(c)(d)
Total Capital Markets				7,205,758
Consumer Finance — 0.4%
Navient Corp., Senior Notes	5.875%	10/25/24	590,000	573,933
Navient Corp., Senior Notes	6.750%	6/15/26	700,000	667,933
Total Consumer Finance				1,241,866

See Notes to Financial Statements.

8	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Financial Services — 2.0%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	6,023,333		$5,038,365	(a)(e)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	690,000		683,100	(b)
Total Diversified Financial Services					5,721,465
Thrifts & Mortgage Finance — 0.2%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	400,000		402,630	(a)
Total Financials					29,987,062
Health Care — 6.7%
Health Care Providers & Services — 2.5%
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	2,120,000		1,555,963	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000		1,070,799
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	530,000		440,198	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	540,000		325,157	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	1,000,000		959,440	(a)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	2,780,000		2,457,728	(a)
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	250,000		219,178
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	460,000		186,599	(a)
Total Health Care Providers & Services					7,215,062
Pharmaceuticals — 4.2%
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	2,050,000		857,459	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	2/15/31	210,000		88,149	(a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	700,000		429,660	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	1,540,000	EUR	1,346,793	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	270,000	GBP	263,588	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	300,000		226,301	*(a)(f)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,840,000		1,837,487
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,740,000		1,717,886

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	530,000	$461,694
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	5,520,000	4,962,480
Total Pharmaceuticals				12,191,497
Total Health Care				19,406,559
Industrials — 8.9%
Aerospace & Defense — 0.5%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,340,000	1,365,835	(a)
Airlines — 5.5%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	3,290,000	2,884,279	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	430,000	417,744	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	500,000	466,007	(a)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	3,230,000	3,200,793
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	460,000	436,726
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	370,000	382,737
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	3,220,000	3,283,695	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,282,500	1,277,684	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,746,000	1,767,642	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	440,000	446,462	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	1,270,000	1,246,689
Total Airlines				15,810,458
Commercial Services & Supplies — 1.4%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,770,000	1,810,230
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,970,000	1,658,984
GEO Group Inc., Secured Notes	9.500%	12/31/28	750,000	717,763	(a)
Total Commercial Services & Supplies				4,186,977
Construction & Engineering — 0.4%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	530,000	493,809	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	650,000	572,363	(a)
Total Construction & Engineering				1,066,172

See Notes to Financial Statements.

10	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Machinery — 0.5%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,540,000	$1,474,650
Trading Companies & Distributors — 0.6%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	940,000	813,941	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	327,000	323,007
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	610,000	585,756
Total Trading Companies & Distributors				1,722,704
Total Industrials				25,626,796
Information Technology — 3.1%
Communications Equipment — 1.2%
CommScope Inc., Senior Notes	8.250%	3/1/27	940,000	808,400	(a)
CommScope Inc., Senior Notes	7.125%	7/1/28	3,392,000	2,634,295	(a)
Total Communications Equipment				3,442,695
IT Services — 0.2%
Unisys Corp., Senior Secured Notes	6.875%	11/1/27	770,000	553,599	(a)
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	1,000,000	996,111	(a)
Technology Hardware, Storage & Peripherals — 1.3%
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	720,000	713,206
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,350,000	2,282,026
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	210,000	196,917
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	650,000	673,562	(a)
Total Technology Hardware, Storage & Peripherals				3,865,711
Total Information Technology				8,858,116
Materials — 4.9%
Chemicals — 0.2%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash or 10.000% PIK)	10.000%	8/15/26	551,670	492,365	(a)(e)
Containers & Packaging — 2.2%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	3,000,000	2,225,685	(a)(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	2,775,000	2,103,866	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,380,000	1,046,247	(a)

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Containers & Packaging — continued
Pactiv LLC, Senior Notes	8.375%	4/15/27	410,000	$376,322
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	780,000	731,234	(a)
Total Containers & Packaging				6,483,354
Metals & Mining — 2.5%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,020,000	2,036,133
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	300,000	289,758	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	380,000	378,874
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	280,000	261,734
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,120,000	1,005,564
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	260,000	248,097
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,220,000	2,297,016
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	766,035
Total Metals & Mining				7,283,211
Total Materials				14,258,930
Real Estate — 2.0%
Equity Real Estate Investment Trusts (REITs) — 1.6%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	346,000	241,346
GEO Group Inc., Secured Notes	10.500%	6/30/28	1,155,000	1,171,112
Service Properties Trust, Senior Notes	4.500%	3/15/25	250,000	222,125
Service Properties Trust, Senior Notes	5.250%	2/15/26	500,000	429,056
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,500,000	1,306,875
Service Properties Trust, Senior Notes	4.950%	10/1/29	420,000	306,057
Service Properties Trust, Senior Notes	4.375%	2/15/30	1,270,000	893,255
Total Equity Real Estate Investment Trusts (REITs)				4,569,826
Real Estate Management & Development — 0.4%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	200,000	10,538	*(b)(f)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	400,000	21,424	*(b)(f)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	1,750,000	1,106,875	(b)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	200,000	18,814	(b)

See Notes to Financial Statements.

12	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate Management & Development — continued
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	200,000	$10,500	*(b)(f)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	300,000	15,618	*(b)(f)
Total Real Estate Management & Development				1,183,769
Total Real Estate				5,753,595
Utilities — 1.2%
Electric Utilities — 0.7%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,260,000	1,420,469
InterGen NV, Senior Secured Notes	7.000%	6/30/23	290,000	284,530	(a)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	340,000	300,519	(a)
Total Electric Utilities				2,005,518
Gas Utilities — 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,390,000	1,322,241
Total Utilities				3,327,759
Total Corporate Bonds & Notes (Cost — $260,593,519)				257,327,730
Sovereign Bonds — 5.2%
Angola — 0.4%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,200,000	1,091,700	(a)
Argentina — 1.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	164,491	42,082
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	350,000	281,786	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	3,765,000	2,488,051	(a)
Provincia de Cordoba, Senior Notes (6.875% PIK)	6.875%	2/1/29	700,000	441,000	(a)(e)
Total Argentina				3,252,919
Bahamas — 0.4%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,500,000	1,092,909	(a)
Dominican Republic — 0.4%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	230,000	195,880	(a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,170,000	970,140	(a)
Total Dominican Republic				1,166,020

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Jordan — 0.3%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	750,000		$772,500	(a)
Mexico — 1.4%
Mexican Bonos, Bonds	7.750%	5/29/31	86,380,000	MXN	4,073,963
Russia — 1.2%
Russian Federal Bond — OFZ	7.750%	9/16/26	183,580,000	RUB	1,293,559	*(f)
Russian Federal Bond — OFZ	8.150%	2/3/27	90,000,000	RUB	634,166	*(f)
Russian Federal Bond — OFZ	7.050%	1/19/28	137,820,000	RUB	971,120	*(f)
Russian Federal Bond — OFZ	6.900%	5/23/29	91,110,000	RUB	641,988	*(f)
Total Russia					3,540,833
Total Sovereign Bonds (Cost — $18,051,506)					14,990,844
Convertible Bonds & Notes — 2.0%
Communication Services — 1.6%
Media — 1.6%
DISH Network Corp., Senior Notes	2.375%	3/15/24	520,000		466,036
DISH Network Corp., Senior Notes	3.375%	8/15/26	6,660,000		4,329,000
Total Communication Services					4,795,036
Industrials — 0.4%
Airlines — 0.4%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,320,000		1,091,640
Total Convertible Bonds & Notes (Cost — $7,081,063)					5,886,676
Senior Loans — 1.0%
Consumer Discretionary — 0.3%
Diversified Consumer Services — 0.3%
WW International Inc., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	7.580%	4/13/28	1,350,000		845,438	(d)(g)(h)
Industrials — 0.4%
Airlines — 0.4%
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 5.250%)	8.777%	6/21/27	1,083,000		1,115,490	(d)(g)(h)
Materials — 0.3%
Metals & Mining — 0.3%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	946,688		798,708	(d)(e)(g)(h)(i)(j)
Total Senior Loans (Cost — $3,008,033)					2,759,636
U.S. Government & Agency Obligations — 0.8%
U.S. Government Obligations — 0.8%
U.S. Treasury Notes	3.500%	9/15/25	300,000		295,207

See Notes to Financial Statements.

14	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	1.875%	2/28/27	1,750,000	$1,611,846
U.S. Treasury Notes	0.750%	1/31/28	500,000	428,340
Total U.S. Government & Agency Obligations (Cost — $2,320,726)				2,335,393

		Expiration Date	Warrants
Warrants — 0.0%††
Financials — 0.0%††
Capital Markets — 0.0%††
EG Acquisition Corp., Class A Shares (Cost — $14,234)		5/28/28	14,866	3,196	*

			Shares
Common Stocks — 0.0%††
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd. (Cost — $0)			906	0	*(i)(j)(k)
Total Investments before Short-Term Investments (Cost — $291,069,081)				283,303,475

	Rate
Short-Term Investments — 1.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,926,360)	3.749%		2,926,360	2,926,360	(l)(m)
Total Investments — 99.0% (Cost — $293,995,441)				286,229,835
Other Assets in Excess of Liabilities — 1.0%				2,791,748
Total Net Assets — 100.0%				$289,021,583

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset High Yield Defined Opportunity Fund Inc.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	The coupon payment on this security is currently in default as of November 30, 2022.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Value is less than $1.

(l)	Rate shown is one-day yield as of the end of the reporting period.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2022, the total market value of investments in Affiliated Companies was $2,926,360 and the cost was $2,926,360 (Note 7).

Abbreviation(s) used in this schedule:

EUR	— Euro

GBP	— British Pound

ICE	— Intercontinental Exchange

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PIK	— Payment-In-Kind

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

See Notes to Financial Statements.

16	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

At November 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,306,654	GBP	4,611,174	Goldman Sachs Group Inc.	1/18/23	$(260,454)
MXN	19,871,401	USD	971,822	JPMorgan Chase & Co.	1/18/23	49,297
USD	121,182	EUR	120,000	JPMorgan Chase & Co.	1/18/23	(4,194)
USD	208,579	EUR	210,000	JPMorgan Chase & Co.	1/18/23	(10,830)
USD	513,929	EUR	520,000	JPMorgan Chase & Co.	1/18/23	(29,370)
USD	3,751,024	EUR	3,732,288	JPMorgan Chase & Co.	1/18/23	(148,488)
Total						$(404,039)

Abbreviation(s) used in this table:

EUR	— Euro

GBP	— British Pound

MXN	— Mexican Peso

USD	— United States Dollar

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

November 30, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $291,069,081)	$283,303,475
Investments in affiliated securities, at value (Cost — $2,926,360)	2,926,360
Foreign currency, at value (Cost — $512,468)	572,386
Cash	252,017
Interest receivable	5,065,275
Receivable for securities sold	203,110
Unrealized appreciation on forward foreign currency contracts	49,297
Dividends receivable from affiliated investments	3,777
Prepaid expenses	1,382
Total Assets	292,377,079

Liabilities:
Distributions payable	2,141,425
Payable for securities purchased	456,031
Unrealized depreciation on forward foreign currency contracts	453,336
Investment management fee payable	187,485
Directors’ fees payable	11,751
Accrued expenses	105,468
Total Liabilities	3,355,496
Total Net Assets	$289,021,583

Net Assets:
Par value ($0.001 par value; 22,660,581 shares issued and outstanding; 100,000,000 common shares authorized)	$22,661
Paid-in capital in excess of par value	419,992,639
Total distributable earnings (loss)	(130,993,717)
Total Net Assets	$289,021,583

Shares Outstanding	22,660,581

Net Asset Value	$12.75

See Notes to Financial Statements.

18	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2022

Investment Income:
Interest	$13,298,826
Dividends from affiliated investments	20,395
Less: Foreign taxes withheld	(51,416)
Total Investment Income	13,267,805

Expenses:
Investment management fee (Note 2)	1,166,326
Transfer agent fees	55,270
Directors’ fees	54,187
Legal fees	29,659
Audit and tax fees	25,678
Fund accounting fees	19,830
Shareholder reports	7,544
Stock exchange listing fees	6,267
Custody fees	5,426
Interest expense	827
Insurance	631
Miscellaneous expenses	4,452
Total Expenses	1,376,097
Less: Fee waivers and/or expense reimbursements (Note 2)	(786)
Net Expenses	1,375,311
Net Investment Income	11,892,494

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(14,588,317)
Futures contracts	33,651
Forward foreign currency contracts	1,077,077
Foreign currency transactions	(56,476)
Net Realized Loss	(13,534,065)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(4,183,389)	‡
Futures contracts	41,540
Forward foreign currency contracts	(706,866)
Foreign currencies	27,515
Change in Net Unrealized Appreciation (Depreciation)	(4,821,200)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(18,355,265)
Decrease in Net Assets From Operations	$(6,462,771)

‡	Net of change in accrued foreign capital gains tax of $(3,293).

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended November 30, 2022 (unaudited) and the Year Ended May 31, 2022	November 30	May 31

Operations:
Net investment income	$11,892,494	$21,810,208
Net realized loss	(13,534,065)	(3,559,618)
Change in net unrealized appreciation (depreciation)	(4,821,200)	(44,352,281)
Decrease in Net Assets From Operations	(6,462,771)	(26,101,691)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(12,848,549)	(22,271,401)
Return of capital	—	(3,421,088)
Decrease in Net Assets From Distributions to Shareholders	(12,848,549)	(25,692,489)

Fund Share Transactions:
Reinvestment of distributions (0 and 9,137 shares issued, respectively)	—	142,773
Increase in Net Assets From Fund Share Transactions	—	142,773
Decrease in Net Assets	(19,311,320)	(51,651,407)

Net Assets:
Beginning of period	308,332,903	359,984,310
End of period	$289,021,583	$308,332,903

See Notes to Financial Statements.

20	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

	2022[1,2]	2022[1]	2021[1]	2020[1]	2019[1]	2018[1]

Net asset value, beginning of period	$13.61	$15.89	$14.75	$16.04	$16.18	$16.93

Income (loss) from operations:
Net investment income	0.52	0.96	0.99	1.13	1.14	1.10
Net realized and unrealized gain (loss)	(0.81)	(2.11)	1.28	(1.32)	(0.22)	(0.73)
Total income (loss) from operations	(0.29)	(1.15)	2.27	(0.19)	0.92	0.37

Less distributions from:
Net investment income	(0.57) [3]	(0.98)	(0.94)	(1.02)	(1.06)	(1.12)
Return of capital	—	(0.15)	(0.19)	(0.08)	—	—
Total distributions	(0.57)	(1.13)	(1.13)	(1.10)	(1.06)	(1.12)
Anti-dilutive impact of repurchase plan	—	—	—	0.00 [4,5]	0.00 [4,5]	—

Net asset value, end of period	$12.75	$13.61	$15.89	$14.75	$16.04	$16.18

Market price, end of period	$12.32	$12.86	$15.48	$14.15	$14.46	$14.55
Total return, based on NAV[6,7]	(2.06)%	(7.69)%	15.83%	(1.28)%	5.95%	2.20%
Total return, based on Market Price[8]	0.31%	(10.32)%	17.99%	5.48%	6.97%	1.45%

Net assets, end of period (millions)	$289	$308	$360	$334	$365	$369

Ratios to average net assets:
Gross expenses	0.94%[9]	0.92%	0.93%	0.91%	0.90%	0.92%
Net expenses[10]	0.94 [9,11]	0.92 [11]	0.93 [11]	0.89 [11]	0.88 [11]	0.92
Net investment income	8.16 [9]	6.32	6.31	7.15	7.10	6.58

Portfolio turnover rate	46%	55%	48%	64%	89%	88%

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report	21

Financial highlights (cont’d)

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]	Amount represents less than $0.005 per share.

[5]

The repurchase plan was completed at an average repurchase price of $11.07 for 98,024 shares and $1,040,253 for the year ended May 31, 2020 and $13.14 for 33,902 shares and $445,351 for the year ended May 31, 2019.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Annualized.

[10]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities. The Fund intends to liquidate on or about September 30, 2025 and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

24	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$257,327,730	—		$257,327,730
Sovereign Bonds	—	14,990,844	—		14,990,844
Convertible Bonds & Notes	—	5,886,676	—		5,886,676
Senior Loans:
Materials	—	—	$798,708		798,708
Other Senior Loans	—	1,960,928	—		1,960,928
U.S. Government & Agency Obligations	—	2,335,393	—		2,335,393
Warrants	—	3,196	—		3,196
Common Stocks	—	—	0	*	0	*
Total Long-Term Investments	—	282,504,767	798,708		283,303,475
Short-Term Investments†	$2,926,360	—	—		2,926,360
Total Investments	$2,926,360	$282,504,767	$798,708		$286,229,835
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$49,297	—		$49,297
Total	$2,926,360	$282,554,064	$798,708		$286,279,132

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$453,336	—	$453,336

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency

26	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report

contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

(f) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

28	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2022, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $453,336. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s current fiscal year’s distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset Limited”) serve as additional subadvisers to the Fund, under additional subadvisory agreements with Western Asset. LMPFA,

30	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report

Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset Limited are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset Limited provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset Limited a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

During the six months ended November 30, 2022, fees waived and/or expenses reimbursed amounted to $786, all of which was an affiliated money market fund waiver.

All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended November 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$120,100,876	$10,460,996
Sales	125,156,086	8,110,676

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

At November 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$293,995,441	$10,278,055	$(18,043,661)	$(7,765,606)
Forward foreign currency contracts	—	49,297	(453,336)	(404,039)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2022.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$49,297

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$453,336

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$33,651	—	$33,651
Forward foreign currency contracts	—	$1,077,077	1,077,077
Total	$33,651	$1,077,077	$1,110,728

32	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$41,540	—	$41,540
Forward foreign currency contracts	—	$(706,866)	(706,866)
Total	$41,540	$(706,866)	$(665,326)

During the six months ended November 30, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$5,473,641
Forward foreign currency contracts (to buy)	1,661,412
Forward foreign currency contracts (to sell)	9,682,335

†	At November 30, 2022, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2022.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Goldman Sachs Group Inc.	—	$(260,454)	$(260,454)	—	$(260,454)
JPMorgan Chase & Co.	$49,297	(192,882)	(143,585)	—	(143,585)
Total	$49,297	$(453,336)	$(404,039)	—	$(404,039)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Distributions subsequent to November 30, 2022

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
11/22/2022	12/1/2022	$0.0945
12/22/2022	12/30/2022	$0.0945
1/24/2023	2/1/2023	$0.0945
2/21/2023	3/1/2023	$0.0945

6. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended November 30, 2022 and the year ended May 31, 2022, the Fund did not repurchase any shares.

Since the commencement of the stock repurchase program through November 30, 2022, the Fund repurchased 131,926 shares or 0.58% of its common shares outstanding for a total amount of $1,485,604.

7. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended November 30, 2022. The following transactions were effected in such company for the six months ended November 30, 2022.

	Affiliate
	Value at
	May 31,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,738,641	$29,244,733	29,244,733	$29,057,014	29,057,014

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$20,395	—	$2,926,360

8. Deferred capital losses

As of May 31, 2022, the Fund had deferred capital losses of $101,891,083, which have no expiration date, that will be available to offset future taxable capital gains.

34	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic

Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At November 30, 2022, the Fund had 1.23% of its net assets invested in securities with significant economic risk or exposure to Russia.

36	Western Asset High Yield Defined Opportunity Fund Inc. 2022 Semi-Annual Report

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset High Yield Defined Opportunity Fund Inc. was held on October 21, 2022, for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:

Election of Directors

Nominees	FOR	WITHHELD	ABSTAIN
William R. Hutchinson*	19,011,899	747,523	300,834
Nisha Kumar	19,295,515	439,251	325,490
Jane Trust	19,015,151	732,681	312,424

At November 30, 2022, in addition to William R. Hutchinson*, Nisha Kumar and Jane Trust, the other Directors of the Fund were as follows:

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Eileen A. Kamerick

* Mr. Hutchinson served as a Director until his passing on October 28, 2022.

Ratification of Selection of Independent Registered Public Accountants

To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended May 31, 2023.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
19,729,726	89,363	241,167	0

Western Asset High Yield Defined Opportunity Fund Inc.	37

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such

38	Western Asset High Yield Defined Opportunity Fund Inc.

withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.

Western Asset High Yield Defined Opportunity Fund Inc.	39

Western Asset

High Yield Defined Opportunity Fund Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Christopher Berarducci

Treasurer and Principal Financial Officer

Fred Jensen

Chief Compliance Officer

George P. Hoyt

Secretary and Chief Legal Officer

Thomas C. Mandia

Senior Vice President

Jeanne M. Kelly

Senior Vice President

Western Asset High Yield Defined Opportunity Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Custodian

The Bank of New York Mellon

Transfer agent

Computershare Inc.

P.O. Box 43006

Providence, RI 02940-3078

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

900 G Street NW

Washington, DC 20001

New York Stock Exchange Symbol

HYI

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include the Western Asset Money Market Funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation; and

•	Online account access user IDs, passwords, security challenge question responses.

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds.

Revised October 2022

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker, dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2022

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset High Yield Defined Opportunity Fund Inc.

Western Asset High Yield Defined Opportunity Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.

This report is transmitted to the shareholders of Western Asset High Yield Defined Opportunity Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

P.O. Box 43006

Providence, RI 02940-3078

WASX013399 1/23 SR22-4457

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset High Yield Defined Opportunity Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 26, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 26, 2023